SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
Schedule of Cash Incentive Awards Fixed Monthly Amounts
The following table presents the fixed monthly amounts as set forth in the new service agreements:

President	NIS 225,000 (or $64,800) plus VAT
Each Co- CEO	NIS 175,000 (or $50,400) plus VAT
CEO of E-Com	NIS 125,000 (or $36,000) plus VAT